ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 14—ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) relates to the Company’s interest rate swap financial instrument and consists of the followings:

Accumulated
Other
Comprehensive
Income (Loss)
(in thousands)
Balance as of December 31, 2014	$(68)
Other comprehensive income (loss) before reclassification	(277)
Amounts reclassified from accumulated other comprehensive income (loss)	338
Balance as of December 31, 2015	$(7)
Other comprehensive income (loss) before reclassification	(106)
Amounts reclassified from accumulated other comprehensive income (loss)	113
Balance as of December 31, 2016	$—

Other comprehensive income (loss) was nominal for the years ended December 31, 2016 and 2015.